Cash flow information (Tables)	12 Months Ended
Dec. 31, 2018
Cash flow information
Schedule of reconciliation of liabilities arising from financing activities

		Net
		cash flows	Reclassified	Foreign	Other
		in financing	as held-	exchange	non-cash
	12/31/2017	activities	for-sale	gain	movement(1)	12/31/2018
	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000
Short-term borrowings	308,311	(108,348)	—	(7,765)	—	192,198
Long-term borrowings	1,876,236	353,998	(58,467)	(73,197)	—	2,098,570
Convertible bonds	403,329	—	—	—	15,263	418,592
Bonds payable	496,689	—	—	—	1,862	498,551
Medium-term notes	228,483	—	—	(10,978)	742	218,247
Currency swap contracts classified as derivative financial instruments as assets — cash flow hedges	(22,337)	—	—	—	15,646	(6,691)
Currency swap contracts classified as derivative financial instruments as Liabilities — cash flow hedges	2,661	—	—	—	28,685	31,346
	3,293,372	245,650	(58,467)	(91,940)	62,198	3,450,813

		Net
		cash flows	Conversion	Foreign	Other
		in financing	options	exchange	non-cash
	12/31/2016	activities	exercised	loss	movement(1)	12/31/2017
	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000
Short-term borrowings	176,957	127,715	—	3,639	—	308,311
Long-term borrowings	1,265,811	529,928	—	80,497	—	1,876,236
Convertible bonds	786,611	—	(399,099)	—	15,817	403,329
Bonds payable	494,909	—	—	—	1,780	496,689
Medium-term notes	214,502	—	—	13,246	735	228,483
Short-term notes	86,493	(87,858)	—	1,365	—	—
Currency swap contracts classified as other financial assets	—	—	—	—	(22,337)	(22,337)
Currency swap contracts classified as other financial liabilities	80,518	—	—	—	(77,857)	2,661
	3,105,801	569,785	(399,099)	98,747	(81,862)	3,293,372

(1)	Other non-cash movements were accrued interest expenses for bonds and notes and fair value change of currency swap contracts.